July 17, 2018

WST INVESTMENT TRUST

WSTCM SECTOR SELECT RISK-MANAGED FUND

WSTCM CREDIT SELECT RISK-MANAGED FUND

Supplement to Statement of Additional Information dated December 31, 2017

This supplement updates certain information in the Statement of Additional Information (“SAI”) dated December 31, 2017 for the WSTCM Sector Select Risk-Managed Fund (the “Sector Select RM Fund”) and WSTCM Credit Select Risk-Managed Fund (the “Credit Select RM Fund,” and together with the Sector Select RM Fund, each a “Fund” and collectively, the “Funds”), each a series of WST Investment Trust, to revise information contained therein as described below. For more information or to obtain a copy of the SAI free of charge, please contact the Funds at 1-866-515-4626. You may also obtain a copy of the SAI free of charge on the Funds’ website at www.wstcmfunds.com or by writing the Funds at WSTCM Funds c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

The final paragraph of the section entitled “Portfolio Transactions – Brokerage Selection” on page 19 of the SAI is deleted in its entirety and replaced with the following:

During the fiscal years ended August 31, 2017, 2016 and 2015, the Sector Select RM Fund paid $14,548, $18,427 and $6,534, respectively in brokerage commissions. During the fiscal years ended August 31, 2017 and 2016 and the fiscal period ended August 31, 2015, the Credit Select RM Fund paid $87,290, $48,571 and $68,429, respectively, in brokerage commissions. The variances in brokerage commissions paid by the Funds during the past two fiscal periods were primarily attributable to market volatility. During the fiscal year ended August 31, 2017, the Sector Select RM Fund did not pay brokerage commissions to brokers providing research services to the Fund. During the fiscal year ended August 31, 2017, the Credit Select RM Fund paid brokerage commissions of $2,366.81 to brokers providing research services to the Fund. However, this amount was subsequently reimbursed to the Credit Select RM Fund by the Advisor.

Investors Should Retain this Supplement for Future Reference